Segment Reporting (Details) - VASO CORPORATION [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting [Line Items]
Accounts and other receivables (in Dollars)	$ 8,355		$ 8,355		$ 14,514
Accounts and other receivables percentage					83.00%
GEHC [Member]
Segment Reporting [Line Items]
Accounts and other receivables (in Dollars)						$ 12,300
Accounts and other receivables percentage						80.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | GEHC [Member]
Segment Reporting [Line Items]
Concentration risk percentage					47.00%	39.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | GE Healthcare [Member]
Segment Reporting [Line Items]
Concentration risk percentage	45.00%	47.00%	45.00%	44.00%	81.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Segment Reporting [Line Items]
Concentration risk percentage			10.00%
Accounts Receivable [Member] | GEHC [Member]
Segment Reporting [Line Items]
Accounts and other receivables (in Dollars)					$ 12,800
Accounts Receivable [Member] | GE Healthcare [Member]
Segment Reporting [Line Items]
Accounts and other receivables (in Dollars)	$ 6,900		$ 6,900		$ 11,800
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Segment Reporting [Line Items]
Concentration risk percentage			83.00%